Condensed Consolidated Balance Sheets [Parentheticals] (USD $)	Apr. 01, 2012	Oct. 02, 2011	Oct. 03, 2010
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	2,000,000,000	2,000,000,000	2,000,000,000
Common stock, shares issued	144,444,940	139,444,940	139,444,940
Common stock, shares outstanding	144,444,940	139,444,940	139,444,940
Series Preferred Stock [Member]
Preferred Stock, par value (in dollars per share)	$ 0.001	$ 0.001	$ 0.001
Preferred Stock, shares authorized	5,000	5,000	5,000
Preferred Stock, shares issued	1,027	1,027	1,027
Preferred Stock, shares outstanding	1,027	1,027	1,027